Convertible Preferred Shares (Details 2)	12 Months Ended				12 Months Ended				0 Months Ended							0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Convertible Preferred Stock	Dec. 31, 2014 Series A Preferred Shares	Dec. 31, 2014 Series B Preferred Shares	Dec. 31, 2014 Series C Preferred Shares	Dec. 31, 2014 Series D Preferred Shares	Apr. 28, 2014 Class A ordinary shares item	May 29, 2014 Class B ordinary shares	Apr. 28, 2014 QIPO USD ($)	Apr. 28, 2014 QIPO CNY	Apr. 28, 2014 QIPO	Apr. 28, 2014 QIPO Maximum ADS USD ($)	May 29, 2014 Initial public offering	May 29, 2014 Initial public offering Series D Preferred Shares USD ($)	May 29, 2014 Initial public offering Series D Preferred Shares CNY	May 29, 2014 Initial public offering Series D Preferred Shares
Convertible Preferred Shares
Shares																		21,771,472
Dividends rate (as a percent)						8.00%	8.00%	8.00%
Liquidation rate (as a percent)					150.00%	100.00%	100.00%	100.00%
Conversion ratio for convertible preferred shares				1									1		1
Percentage of shareholders required for automatic conversion at the date specified by written consent or agreement of shareholders							80.00%
Offering price per ADS (in dollars or RMB per share)														$ 10.00
Number of ordinary shares per ADS									3
Conversion amount											$ 60,000,000	363,222,000
Divided factor of initial public offering price per ADS (as a percent)											80.00%	80.00%
Deemed dividends	$ 2,515,216	15,605,908	59,428,400													$ 2,506,168	15,605,908
Conversion of Series D Convertible Preferred Shares into ordinary shares upon the completion of initial public offering ( in shares)										25,000,000